UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Greenspring Income Opportunities Fund
Institutional Shares | GRIOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Greenspring Income Opportunities Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Greenspring Income Opportunities Fund (GRIOX) returned 9.29% for the year ended September 30, 2024. The Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index returned 10.13% over the same time period.
WHAT FACTORS INFLUENCED PERFORMANCE
The primary factors affecting the fixed income markets included cooling inflation and labor market data, a corresponding shift by the Federal Reserve towards a less restrictive monetary policy, and a significant decline in U.S. Treasury yields in response.
The Fund’s performance during the period was driven by the move lower in Treasury yields and contracting credit spreads, as the declining rate of inflation and stable economic backdrop led to solid returns for the U.S. High Yield bond market. The significant move lower in Treasury yields over the period benefitted longer duration indices to a greater degree. The Fund’s performance lagged the Bloomberg U.S. Aggregate Bond Index due to its shorter weighted-average duration, somewhat offset by a higher weighted-average coupon rate in the portfolio.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Greenspring Income Opportunities Fund	PAGE 1	TSR-AR-56170L745

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	9.29	4.50
Bloomberg U.S. Aggregate Bond Index	11.57	-1.46
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	10.13	4.25
Visit https://www.greenspringfunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$299,092,079
Number of Holdings	149
Net Advisory Fee	$1,359,741
Portfolio Turnover	54%
Average Credit Quality	B1 / B+
Effective Duration	1.57 years
Weighted Average Maturity	2.55 years
30-Day SEC Yield	5.09%
30-Day SEC Yield Unsubsidized	5.06%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Holdings*	(% of Net Assets)
Bombardier, Inc.	1.7%
KBR, Inc.	1.4%
TechnipFMC PLC	1.4%
Getty Images, Inc.	1.4%
Pebblebrook Hotel Trust	1.3%
APX Group, Inc.	1.3%
Champions Financing, Inc.	1.3%
NextEra Energy Partners LP	1.3%
Matthews International Corp.	1.3%
WESCO International, Inc.	1.3%

Top Sectors	(% of Net Assets)
Consumer Discretionary	23.7%
Financials	11.8%
Industrials	11.2%
Energy	10.2%
Technology	8.8%
Materials	8.4%
Health Care	4.7%
Communications	3.9%
Utilities	2.9%
Consumer Staples	1.4%
Cash & Other	13.0%

Credit Breakdown**	(% of Net Assets)
BBB	6.5%
BB	52.9%
B	32.1%
CCC	3.4%
Not rated	4.9%
*	The top 10 holdings excludes investments in money market funds.
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.greenspringfunds.com/.
Greenspring Income Opportunities Fund	PAGE 2	TSR-AR-56170L745

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Greenspring Income Opportunities Fund documents not be householded, please contact Corbyn Investment Management, Inc. at (833) 574-7469, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Corbyn Investment Management, Inc. or your financial intermediary.
Greenspring Income Opportunities Fund	PAGE 3	TSR-AR-56170L745

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Messrs. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
Audit Fees	$18,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Greenspring Income Opportunities Fund:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND
Core Financial Statements
September 30, 2024
This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

Greenspring Income Opportunities Fund
Schedule of Investments
At September 30, 2024

	Par	Value
CORPORATE BONDS - 81.5%
COMMUNICATIONS - 3.9%
Cable & Satellite - 0.4%
CCO Holdings LLC
5.50%, 05/01/2026(a)	$600,000	$599,278
5.13%, 05/01/2027(a)	554,000	545,666
		1,144,944
Media & Entertainment - 1.3%
Belo Corp., 7.75%, 06/01/2027	920,000	963,063
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	2,484,000	2,462,270
TEGNA, Inc., 4.63%, 03/15/2028	404,000	387,012
		3,812,345
Professional Services - 1.9%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(a)	1,795,000	1,705,662
Getty Images, Inc., 9.75%, 03/01/2027(a)	4,030,000	4,031,738
		5,737,400
Transportation - 0.3%
Uber Technologies, Inc., 8.00%, 11/01/2026(a)	1,078,000	1,080,673
TOTAL COMMUNICATIONS		11,775,362
CONSUMER DISCRETIONARY - 23.3%
Apparel & Textiles - 0.5%
Tapestry, Inc., 7.70%, 11/27/2030	1,306,000	1,407,419
Auto Components - 1.9%
Adient Global Holdings Ltd.
4.88%, 08/15/2026(a)	1,138,000	1,128,220
7.00%, 04/15/2028(a)	1,600,000	1,649,411
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025(a)	2,045,000	2,046,655
Dana, Inc., 5.63%, 06/15/2028	100,000	98,128
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025	728,000	731,394
		5,653,808
Automobiles - 1.1%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	3,307,000	3,303,237
Automobiles Wholesalers - 0.6%
KAR Auction Services, Inc., 5.13%, 06/01/2025(a)	1,768,000	1,764,300
Building Products - 1.1%
Griffon Corp., 5.75%, 03/01/2028	3,387,000	3,347,406
Casinos & Gaming - 0.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	668,627

	Par	Value
Caesars Entertainment, Inc., 8.13%, 07/01/2027(a)	$1,655,000	$1,690,113
		2,358,740
Chemicals - 0.1%
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	250,000	250,536
Commercial Services & Supplies - 4.1%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	3,820,000	3,894,085
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,600,960
Matthews International Corp.
5.25%, 12/01/2025(a)	3,811,000	3,814,106
8.63%, 10/01/2027(a)	2,000,000	2,041,498
		12,350,649
Consumer Services - 3.0%
APX Group, Inc., 6.75%, 02/15/2027(a)	3,900,000	3,914,469
Graham Holdings Co., 5.75%, 06/01/2026(a)	1,935,000	1,936,109
Prime Security Services Borrower LLC, 6.25%, 01/15/2028(a)	2,979,000	2,982,051
		8,832,629
Engineering & Construction - 0.9%
Williams Scotsman, Inc., 6.13%, 06/15/2025(a)	2,800,000	2,799,622
Homebuilding - 0.5%
Century Communities, Inc., 6.75%, 06/01/2027	1,499,000	1,514,669
Household Durables - 0.5%
Newell Brands, Inc.
4.88%, 06/01/2025	950,000	945,530
5.70%, 04/01/2026(d)	500,000	501,659
		1,447,189
Leisure - 2.8%
Cedar Fair LP
5.38%, 04/15/2027	750,000	748,408
6.50%, 10/01/2028	1,000,000	1,013,564
Life Time, Inc., 5.75%, 01/15/2026(a)	3,088,000	3,093,151
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)	3,655,000	3,665,567
		8,520,690
Leisure Products - 0.8%
Viking Cruises Ltd., 6.25%, 05/15/2025(a)	2,553,000	2,551,152
Lodging - 2.3%
Arrow Bidco LLC, 10.75%, 06/15/2025(a)	2,555,000	2,619,031

The accompanying notes are an integral part of these financial statements.

1

Greenspring Income Opportunities Fund
Schedule of Investments
At September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
CONSUMER DISCRETIONARY - (Continued)
Lodging - (Continued)
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	$375,000	$374,780
Hilton Worldwide Finance LLC, 4.88%, 04/01/2027	125,000	124,718
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	2,592,000	2,492,463
Travel + Leisure Co., 6.63%, 07/31/2026(a)	1,300,000	1,325,454
		6,936,446
Restaurants - 1.4%
Brinker International, Inc., 5.00%, 10/01/2024(a)	1,887,000	1,887,000
Dave & Buster’s, Inc., 7.63%, 11/01/2025(a)	2,245,000	2,248,702
		4,135,702
Retail - 0.9%
Academy Ltd., 6.00%, 11/15/2027(a)	2,594,000	2,602,939
TOTAL CONSUMER DISCRETIONARY		69,777,133
CONSUMER STAPLES - 1.4%
Food & Beverage - 0.2%
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	518,000	515,766
Food & Staples Retailing - 0.5%
Albertsons Cos., Inc.
7.50%, 03/15/2026(a)	700,000	707,247
5.88%, 02/15/2028(a)	808,000	814,007
		1,521,254
Household & Personal Products - 0.7%
Coty, Inc., 5.00%, 04/15/2026(a)	2,274,000	2,266,167
TOTAL CONSUMER STAPLES		4,303,187
ENERGY - 10.2%
Energy Equipment & Services - 3.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	2,127,000	2,135,389
Enerflex Ltd., 9.00%, 10/15/2027(a)	3,047,000	3,153,969
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	250,000	258,921
TechnipFMC PLC, 6.50%, 02/01/2026(a)	4,137,000	4,155,753
		9,704,032
Energy Midstream - 3.1%
Delek Logistics Partners LP, 7.13%, 06/01/2028(a)	1,145,000	1,147,214

	Par	Value
EnLink Midstream Partners LP, 4.15%, 06/01/2025	$1,000,000	$991,784
Genesis Energy LP
8.00%, 01/15/2027	1,599,000	1,635,905
7.75%, 02/01/2028	1,654,000	1,676,031
New Fortress Energy, Inc.
6.75%, 09/15/2025(a)	1,279,000	1,226,338
6.50%, 09/30/2026(a)	1,425,000	1,198,699
Targa Resources Partners LP, 6.50%, 07/15/2027	1,432,000	1,451,020
		9,326,991
Exploration & Production - 3.8%
Chesapeake Energy Corp., 5.50%, 02/01/2026(a)	1,044,000	1,042,896
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	1,000,000	1,082,469
Permian Resources Operating LLC, 5.38%, 01/15/2026(a)	1,910,000	1,908,299
SM Energy Co., 6.75%, 09/15/2026	3,200,000	3,200,943
Strathcona Resources Ltd. 6.88%, 08/01/2026(a)	3,135,000	3,122,683
Talos Production, Inc., 9.00%, 02/01/2029(a)	1,000,000	1,030,601
		11,387,891
TOTAL ENERGY		30,418,914
FINANCIALS - 10.5%
Consumer Finance - 3.3%
Credit Acceptance Corp.
6.63%, 03/15/2026	3,555,000	3,559,760
9.25%, 12/15/2028(a)	1,187,000	1,270,868
OneMain Finance Corp., 9.00%, 01/15/2029	1,822,000	1,932,262
PRA Group, Inc., 8.38%, 02/01/2028(a)	2,900,000	3,004,214
		9,767,104
Insurance - 0.9%
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	2,857,000	2,741,873
Investment Banking & Brokerage - 2.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027(a)	1,152,000	1,182,029
Aretec Group, Inc., 7.50%, 04/01/2029(a)	3,635,000	3,455,454
Osaic Holdings, Inc., 10.75%, 08/01/2027(a)	2,305,000	2,348,763
		6,986,246
Mortgage REITs - 1.3%
Starwood Property Trust, Inc.
3.75%, 12/31/2024(a)	2,375,000	2,363,512
4.75%, 03/15/2025	1,584,000	1,577,592
		3,941,104

The accompanying notes are an integral part of these financial statements.

2

Greenspring Income Opportunities Fund
Schedule of Investments
At September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
FINANCIALS - (Continued)
Real Estate Investment Trusts - 1.3%
Iron Mountain, Inc., 4.88%, 09/15/2027(a)	$1,913,000	$1,900,084
RHP Hotel Properties LP, 7.25%, 07/15/2028(a)	1,250,000	1,309,080
SBA Communications Corp., 3.88%, 02/15/2027	696,000	678,794
		3,887,958
Specialty Finance - 1.2%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	3,335,000	3,330,890
9.25%, 07/01/2031(a)	250,000	269,338
		3,600,228
Specialty Insurance - 0.2%
Radian Group, Inc., 4.88%, 03/15/2027	517,000	518,548
TOTAL FINANCIALS		31,443,061
HEALTH CARE - 4.5%
Healthcare Equipment & Supplies - 0.7%
Owens & Minor, Inc., 4.50%, 03/31/2029(a)	1,500,000	1,357,919
Teleflex, Inc., 4.63%, 11/15/2027	550,000	542,840
		1,900,759
Healthcare Providers & Services - 3.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(a)	1,660,000	1,621,935
AdaptHealth LLC, 6.13%, 08/01/2028(a)	3,122,000	3,128,135
Encompass Health Corp., 5.75%, 09/15/2025	805,000	803,596
Select Medical Corp., 6.25%, 08/15/2026(a)	3,494,000	3,518,084
		9,071,750
Life Sciences Tools & Services - 0.8%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	1,000,000	978,177
IQVIA, Inc., 5.00%, 10/15/2026(a)	1,395,000	1,392,368
		2,370,545
TOTAL HEALTH CARE		13,343,054
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	250,000	260,222
Bombardier, Inc., 7.88%, 04/15/2027(a)	4,942,000	4,958,961
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	1,477,000	1,456,736
TransDigm, Inc., 5.50%, 11/15/2027	2,484,000	2,477,339
		9,153,258

	Par	Value
Commercial Services & Supplies - 0.5%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028(a)	$1,432,000	$1,482,245
Engineering & Construction - 2.0%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	2,949,000	2,896,232
Pike Corp., 5.50%, 09/01/2028(a)	3,200,000	3,136,922
		6,033,154
Environmental Services - 0.5%
Clean Harbors, Inc., 4.88%, 07/15/2027(a)	900,000	887,997
GFL Environmental, Inc., 5.13%, 12/15/2026(a)	750,000	748,914
		1,636,911
Machinery - 2.6%
Enpro, Inc., 5.75%, 10/15/2026	3,256,000	3,234,826
Gates Corp., 6.88%, 07/01/2029(a)	500,000	518,552
Titan International, Inc., 7.00%, 04/30/2028	3,638,000	3,623,520
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	500,000	525,107
		7,902,005
Trading Companies & Distributors - 0.8%
Herc Holdings, Inc., 5.50%, 07/15/2027(a)	1,639,000	1,638,329
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	650,000	666,108
		2,304,437
Transportation - 0.5%
RXO, Inc., 7.50%, 11/15/2027(a)	350,000	361,284
XPO, Inc., 6.25%, 06/01/2028(a)	1,000,000	1,024,619
		1,385,903
TOTAL INDUSTRIALS		29,897,913
MATERIALS - 8.4%
Building Products - 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(a)	1,624,000	1,606,291
Chemicals - 3.3%
Avient Corp., 6.25%, 11/01/2031(a)	500,000	512,964
Axalta Coating Systems LLC, 4.75%, 06/15/2027(a)	1,300,000	1,290,844
Glatfelter Corp., 4.75%, 11/15/2029(a)	3,150,000	2,832,288
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,874,770
Methanex Corp., 4.25%, 12/01/2024	2,148,000	2,142,005
Minerals Technologies, Inc., 5.00%, 07/01/2028(a)	1,356,000	1,320,778
		9,973,649

The accompanying notes are an integral part of these financial statements.

3

Greenspring Income Opportunities Fund
Schedule of Investments
At September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
MATERIALS - (Continued)
Construction Materials - 0.9%
Summit Materials LLC, 6.50%, 03/15/2027(a)	$2,674,000	$2,685,704
Metals & Mining - 1.7%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	2,500,000	2,568,625
Allegheny Ludlum LLC, 6.95%, 12/15/2025	1,077,000	1,100,439
Allegheny Technologies, 5.88%, 12/01/2027	782,000	781,716
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027	500,000	501,578
		4,952,358
Packaging & Containers - 1.9%
Berry Global, Inc.
4.50%, 02/15/2026(a)	785,000	775,533
4.88%, 07/15/2026(a)	315,000	314,786
Crown Americas LLC, 4.75%, 02/01/2026	350,000	349,068
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	500,000	527,360
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(a)	1,780,000	1,841,281
Pactiv Evergreen Group Issuer, Inc., 4.00%, 10/15/2027(a)	250,000	240,618
Pactiv LLC
7.95%, 12/15/2025	1,515,000	1,565,669
8.38%, 04/15/2027	125,000	133,438
		5,747,753
TOTAL MATERIALS		24,965,755
TECHNOLOGY - 7.7%
Information Technology Services - 1.4%
KBR, Inc., 4.75%, 09/30/2028(a)	4,518,000	4,323,925
Professional Services - 1.1%
Camelot Finance SA, 4.50%, 11/01/2026(a)	3,200,000	3,156,166
Semiconductors - 0.8%
Qorvo, Inc., 1.75%, 12/15/2024	2,427,000	2,409,789
Software & Services - 4.4%
ACI Worldwide, Inc., 5.75%, 08/15/2026(a)	2,456,000	2,458,420
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(a)	2,999,000	2,993,494
Gen Digital, Inc.
5.00%, 04/15/2025(a)	989,000	984,193
6.75%, 09/30/2027(a)	1,260,000	1,295,600
Open Text Corp., 3.88%, 02/15/2028(a)	1,850,000	1,768,432

	Par	Value
PTC, Inc., 3.63%, 02/15/2025(a)	$500,000	$498,702
Rocket Software, Inc., 9.00%, 11/28/2028(a)	3,000,000	3,133,260
		13,132,101
TOTAL TECHNOLOGY		23,021,981
UTILITIES - 1.6%
Utilities - 1.6%
NRG Energy, Inc., 6.63%, 01/15/2027	2,853,000	2,859,499
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	752,000	752,345
5.63%, 02/15/2027(a)	1,250,000	1,249,008
		4,860,852
TOTAL UTILITIES		4,860,852
TOTAL CORPORATE BONDS (Cost $239,896,725)		243,807,212
CONVERTIBLE BONDS - 4.3%
CONSUMER DISCRETIONARY - 0.4%
Restaurants - 0.4%
Cracker Barrel Old Country Store, Inc., 0.63%, 06/15/2026	1,435,000	1,321,635
FINANCIALS - 1.3%
Lodging - 1.3%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	3,918,500
HEALTH CARE - 0.2%
Healthcare Equipment & Supplies - 0.2%
Haemonetics Corp., 0.00%, 03/01/2026(b)	510,000	471,750
TECHNOLOGY - 1.1%
Software & Services - 1.1%
Digital Ocean Holdings, Inc., 0.00%, 12/01/2026(b)	3,730,000	3,312,240
UTILITIES - 1.3%
Utilities - 1.3%
NextEra Energy Partners LP, 0.00%, 11/15/2025(a)(b)	4,125,000	3,868,219
TOTAL CONVERTIBLE BONDS (Cost $12,555,498)		12,892,344

	Shares
PREFERRED STOCKS - 1.2%
INDUSTRIALS - 1.2%
Trading Companies & Distributors - 1.2%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	145,557	3,762,648
TOTAL PREFERRED STOCKS (Cost $3,763,583)		3,762,648

The accompanying notes are an integral part of these financial statements.

4

Greenspring Income Opportunities Fund
Schedule of Investments
At September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 12.2%
Money Market Funds - 12.2%
First American Government Obligations Fund - Class X, 4.82%(c)	11,764,379	$11,764,379
First American Treasury Obligations Fund - Class X, 4.79%(c)	11,764,379	11,764,379
Invesco Government & Agency Portfolio - Class Institutional, 4.84%(c)	1,077,313	1,077,313
Invesco Treasury Portfolio - Class Institutional, 4.78%(c)	11,764,379	11,764,379
TOTAL SHORT-TERM INVESTMENTS (Cost $36,370,450)		36,370,450
TOTAL INVESTMENTS - 99.2% (Cost $292,586,256)		$296,832,654
Other Assets in Excess of Liabilities - 0.8%		2,259,425
TOTAL NET ASSETS - 100.0%		$299,092,079

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $187,729,782 or 62.8% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Step coupon bond. The rate disclosed is as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
At September 30, 2024

Assets:
Investments, at value (cost of $292,586,256)	$296,832,654
Receivables:
Fund shares sold	34,458
Interest	4,216,367
Prepaid expenses	19,800
Total assets	301,103,279
Liabilities:
Payables:
Securities purchased	1,278,713
Fund shares redeemed	456,151
Advisory fee	135,940
Service fees	48,182
Administration and fund accounting fees	34,960
Registration fees	19,168
Transfer agent fees	8,520
Distributions to shareholders	8,188
Reports to shareholders	8,203
Custody fees	3,788
Compliance expense	2,082
Trustee fees	1,561
Other expenses	5,744
Total liabilities	2,011,200
Net assets	$299,092,079
Net Assets Consist of:
Paid in capital	$294,913,004
Total distributable earnings	4,179,075
Net assets	$299,092,079
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$299,092,079
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	30,336,944
Net asset value, offering price and redemption price per share	$9.86

The accompanying notes are an integral part of these financial statements.

6

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
For the year ended September 30, 2024

Investment income:
Interest	$16,355,848
Dividends	96,659
Total investment income	16,452,507
Expenses:
Investment advisory fees (Note 4)	1,455,967
Service fees (Note 5)
Service fees - Institutional Shares	238,661
Administration and fund accounting fees (Note 4)	211,332
Federal and state registration fees	51,954
Transfer agent fees and expenses	45,292
Legal fees	36,500
Trustees’ fees and expenses	32,024
Audit fees	21,500
Custody fees	15,628
Reports to shareholders	13,506
Compliance expense	12,354
Other	20,128
Total expenses before reimbursement from advisor	2,154,846
Expense reimbursement from advisor (Note 4)	(96,226)
Net expenses	2,058,620
Net investment income	14,393,887
Realized and unrealized GAIN ON INVESTMENTS:
Net realized gain on transactions from:
Investments	61,681
Net change in unrealized appreciation on investments	6,750,475
Net realized and unrealized gain on investments	6,812,156
Net increase in net assets resulting from operations	$21,206,043

The accompanying notes are an integral part of these financial statements.

7

Greenspring Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Fiscal Year Ended September 30,
	2024	2023
Operations:
Net investment income	$14,393,887	$6,766,587
Net realized gain (loss) on investments	61,681	(44,270)
Net change in unrealized appreciation on investments	6,750,475	1,671,952
Net increase in net assets resulting from operations	21,206,043	8,394,269
Distributions:
From distributable earnings	(14,393,854)	(6,767,214)
Total distributions	(14,393,854)	(6,767,214)
Capital Share Transactions:
Proceeds from shares sold	190,632,143	104,165,500
Proceeds from shares issued to holders in reinvestment of dividends	14,322,536	6,729,070
Cost of shares redeemed	(82,527,884)	(35,951,141)
Net increase in net assets from capital share transactions	122,426,795	74,943,429
Total increase in net assets	129,238,984	76,570,484
Net Assets:
Beginning of year	169,853,095	93,282,611
End of year	$ 299,092,079	$169,853,095
Changes in Shares Outstanding:
Shares sold	19,594,886	10,841,127
Shares issued to holders in reinvestment of dividends	1,467,883	699,701
Shares redeemed	(8,471,997)	(3,745,024)
Net increase in shares outstanding	12,590,772	7,795,804

The accompanying notes are an integral part of these financial statements.

8

Greenspring Income Opportunities Fund
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout the period

	Fiscal Year Ended September 30,		December 15, 2021 Through September 30, 2022*
	2024	2023
Net Asset Value - Beginning of Year (Period)	$9.57	$9.37	$10.00
Income from Investment Operations:
Net investment income[1]	0.58	0.51	0.28
Net realized and unrealized gain (loss) on investments	0.29	0.20	(0.66)
Total from investment operations	0.87	0.71	(0.38)
Less Distributions:
Dividends from net investment income	(0.58)	(0.51)	(0.25)
Total distributions	(0.58)	(0.51)	(0.25)
Net Asset Value - End of Year (Period)	$9.86	$9.57	$9.37
Total return[2]	9.29%	7.68%	(3.82)%^
Ratios and Supplemental Data:
Net assets, end of year (period) (thousands)	$ 299,092	$ 169,853	$ 93,283
Ratio of operating expenses to average net assets:
Before reimbursements	0.89%	0.95%	1.13%+
After reimbursements	0.85%	0.85%	0.85%+
Ratio of net investment income to average net assets:
Before reimbursements	5.89%	5.22%	3.66%+
After reimbursements	5.93%	5.32%	3.38%+
Portfolio turnover rate	54%	32%	34%^

*	Commencement of operations for Institutional Shares was December 15, 2021.
+	Annualized.
^	Not Annualized.
[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

9

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
NOTE 1 – ORGANIZATION
The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on December 15, 2021. Corbyn Investment Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to provide investors with a high level of current income and the potential for capital appreciation through a total return approach to investing.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior two fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year ended September 30, 2024.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

10

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2024, and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing Services may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the short-term debt securities may be valued at amortized cost. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

11

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$243,807,212	$ —	$243,807,212
Convertible Bonds	—	12,892,344	—	12,892,344
Preferred Stocks	3,762,648	—	—	3,762,648
Short-Term Investments	36,370,450	—	—	36,370,450
Total Investments in Securities	$40,133,098	$256,699,556	$—	$296,832,654

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended September 30, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund. For the fiscal year ended September 30, 2024, the Fund incurred $1,455,967 in advisory fees. Net advisory fees payable on September 30, 2024, for the Fund were $135,940.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, broker commissions, acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.75% of the daily net assets of the Fund’s Institutional Shares.
For the fiscal year ended September 30, 2024, the Advisor reduced its fees and absorbed Fund expenses in the amount of $96,226 for the Fund. The waivers and reimbursements will remain in effect through January 31, 2025 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$136,611	09/30/2025
$136,988	09/30/2026
$96,226	09/30/2027

12

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the fiscal year ended September 30, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance, and custody fees:

Administration and fund accounting	$211,332
Custody	$15,628
Transfer agency	$45,292
Compliance	$12,354

At September 30, 2024, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$34,960
Custody	$3,788
Transfer agency	$8,520
Compliance	$2,082

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Institutional Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the fiscal year ended September 30, 2024, the Fund incurred, under the Agreement, shareholder servicing fees of $238,661. As of September 30, 2024, the Fund had a payable due for shareholder servicing fees in the amount of $48,182.

13

Greenspring Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 6 – SECURITIES TRANSACTIONS
For the fiscal year ended September 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
Other	$213,658,810
Sales
Other	$119,830,872

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$292,611,977
Gross unrealized appreciation	4,729,259
Gross unrealized depreciation	(508,582)
Net unrealized appreciation	4,220,677
Undistributed ordinary income	7,600
Undistributed long-term capital gain	—
Total distributable earnings	7,600
Other accumulated gains/(losses)	(49,202)
Total accumulated earnings/(losses)	$4,179,075

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
As of September 30, 2024, the Fund had long-term capital losses to offset future capital gains in the amount of $41,014.
The tax character of distributions paid during the most recent fiscal years were as follows:

	Year Ended September 30,
	2024	2023
Ordinary Income	$14,393,854	$6,767,214

NOTE 8 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, National Financial Services LLC held 47% of the outstanding Institutional Shares of the Fund and Charles Schwab & Co., Inc. held 47% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also owned beneficially.

14

Greenspring Income Opportunities Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Greenspring Income Opportunities Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Greenspring Income Opportunities Fund (the “Fund”), a series of Manager Directed Portfolios, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the period ended September 30, 2022, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2024

15

Greenspring Income Opportunities Fund
Notice to Shareholders (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income, designated as qualified dividend income was as follows:

Greenspring Income Opportunities Fund	0.67%

For Corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended September 30, 2024 was as follows:

Greenspring Income Opportunities Fund	0.67%

16

Investment Adviser
Corbyn Investment Management, Inc.
2330 West Joppa Road, Suite 108
Lutherville, Maryland 21093
Independent Registered Public Accounting Firm
Cohen & Company Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations within Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	December 3, 2024

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/Principal Financial Officer

Date	December 3, 2024

* Print the name and title of each signing officer under his or her signature.